Exhibit 1

Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

24 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Re: Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Collateral Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Assets (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Assets,
iii.	Whether the originator(s) of the Mortgage Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 October 2019

Attachment A Page 1 of 20

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 27 commercial mortgage loans (the “Mortgage Assets”),
b.	The Mortgage Assets consist of:
i.	23 mortgage loans (the “Mortgage Loans”), each of which has the “Loan Closed (Y/N)” characteristic as “Y,” as shown on the Data Files, that the Collateral Manager, on behalf of the Issuer, indicated had closed on or prior to 22 October 2019 and
ii.	Four mortgage loans (the “Identified Mortgage Loans”), which have the “Loan Closed (Y/N)” characteristic as “N,” as shown on the Data Files, that the Collateral Manager, on behalf of the Issuer, indicated had not closed as of 22 October 2019,
c.	The Mortgage Assets are each secured by a floating rate first-lien mortgage on one or more multifamily, office, manufactured housing, healthcare or hospitality properties (each, a “Mortgaged Property”),
d.	With respect to any Mortgage Asset, as applicable, with the “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” characteristic not equal to “NAP,” as shown on the Data Files, there exists a non-interest bearing amount (each, a “Non-Interest Bearing Amount”) corresponding to expected renovation related expenses for such Mortgage Asset that was not accruing interest as of the date described in Note 8 of Exhibit 2 to Attachment A,
e.	With respect to any Mortgage Asset, as applicable, with the “Non-Trust Senior Participation Amount(s)” characteristic not equal to “NAP,” as shown on the Data Files, there exists one or more fully funded pari-passu participation interests (each, a “Non-Trust Senior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
f.	With respect to any Mortgage Asset, as applicable, with the “Non-Trust Junior Participation Amount(s)” characteristic not equal to “NAP,” as shown on the Data Files, there exists one or more fully funded junior participation interests (each, a “Non-Trust Junior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
g.	Each Mortgage Asset, together with the corresponding Non-Interest Bearing Amount and Non-Trust Senior Participation(s), if any, is hereinafter referred to as the “Total Senior Participation” and
h.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of 1 October 2019 (the “Reference Date”) that are described in this report do not include any Non-Interest Bearing Amount and
b.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of the maturity date or the fully funded amount of the Mortgage Loans, Total Senior Participations and Whole Loans include the corresponding Non-Interest Bearing Amount, if applicable.

Attachment A Page 2 of 20

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures on the Identified Mortgage Loans other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 15 to Exhibit 2 to Attachment A. For the avoidance of doubt, we performed the procedures other than the procedures described in Items 1. through 3. of this Attachment A only on the Mortgage Loans and we performed no procedures on the Identified Mortgage Loans other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 15 to Exhibit 2 to Attachment A.

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the fourth paragraph of this Item.

For the Identified Mortgage Loans on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property, Third Party and Underwriting Information” section (the “Mortgaged Property, Third Party and Underwriting Information Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the fourth paragraph of this Item. For the avoidance of doubt, we did not perform any procedures to compare any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for the Identified Mortgage Loans.

Attachment A Page 3 of 20

1. (continued)

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

The Collateral Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Mortgaged Property, Third Party and Underwriting Information Compared Characteristic for the Identified Mortgage Loans, and each Compared Characteristic for the Mortgage Loans, listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 4 of 20

4.	Using the “First Payment Date” of each Mortgage Loan (except for the Mortgage Loans described in the subsequent paragraph of this Item.), as shown on the Final Data File, we recalculated the “Seasoning” of each such Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan with the “First Payment Date” as a date after the Reference Date, as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” for the “Seasoning” characteristic.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Extension) and
c.	Fully Extended Asset Term

of each Mortgage Loan, as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 20

8.	For each Mortgage Loan, all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period without Extension” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan, all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Floating Spread,
b.	LIBOR Floor and
c.	LIBOR Cap

of each Mortgage Loan, as shown on the Final Data File, and a LIBOR assumption of 1.94025% that was provided by the Collateral Manager, on behalf of the Issuer, we recalculated the “Mortgage Loan Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Loans, the loan agreement Source Document contains language referring to additional interest amounts due on the unpaid principal amount of the Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable. For the avoidance of doubt, the Collateral Manager, on behalf of the Issuer, instructed us to use a LIBOR assumption of 1.94025% and disregard any reference to the aforementioned language in the loan agreement Source Document, as applicable, for the purpose of recalculating the “Mortgage Loan Interest Rate.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original IO Period without Extension and
b.	Seasoning

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Remaining IO Period without Extension” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 20

12.	For each Mortgage Loan, all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	The Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the principal balance of each Whole Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Whole Loan Reference Date Balance”) as the sum of the:
i.	Whole Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Whole Loan Non-Interest Bearing Amount as of Origination and
(b)	Whole Loan Non-Interest Bearing Amount as of Reference Date,

as applicable, as shown on the Final Data File (such difference, the “Non-Interest Bearing Amount Disbursed as of the Reference Date”),

b.	Recalculate the principal balance of each Mortgage Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Mortgage Loan Reference Date Balance”) as the sum of the:
i.	Mortgage Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Non-Interest Bearing Amount Disbursed as of the Reference Date, as calculated above, and
c.	Recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Total Senior Participation Reference Date Balance”) as the sum of the:
i.	Total Senior Participation Original Funded Balance, as shown on the Final Data File, and
ii.	Non-Interest Bearing Amount Disbursed as of the Reference Date, as calculated above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 20

14.	The Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	The Collateral Manager, on behalf of the Issuer, instructed us to recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property, as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”) as the sum of the:
a.	Total Senior Participation Original Funded Balance and
b.	Whole Loan Non-Interest Bearing Amount as of Origination,

as applicable, both as shown on the Final Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 20

16.	Using the:
a.	Mortgage Loan Reference Date Balance,
b.	Total Senior Participation Reference Date Balance,
c.	Whole Loan Reference Date Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor and
g.	Interest Accrual Method

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable, as shown on the Final Data File, a LIBOR assumption of 1.94025% that was provided by the Collateral Manager, on behalf of the Issuer, and the calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item., we recalculated the:

i.	Mortgage Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Monthly Debt Service” of each Mortgage Loan as the product of:

a.	The “Mortgage Loan Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.94025% that was provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan as 12 times the corresponding “Mortgage Monthly Debt Service.”

Attachment A Page 9 of 20

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan as the product of:

a.	The “Whole Loan Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Whole Loan Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.94025% that was provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan as 12 times the corresponding “Whole Loan Monthly Debt Service.”

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Total Senior Participation as the product of:

a.	The “Total Senior Participation Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.94025% that was provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

The Collateral Manager, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) for additional interest amounts due on the unpaid principal amount of each Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable, that may be due from the borrower on each Payment Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

Attachment A Page 10 of 20

17.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant

of each Total Senior Participation, as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Total Senior Participation.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

of each Total Senior Participation, as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

Attachment A Page 11 of 20

18. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan As Is Reference Date LTV and
ii.	Whole Loan As Is Reference Date LTV,

respectively, of each related Underlying Property.

19.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item), as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth paragraph of this Item), as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Total Senior Participation Maturity Date Balance and
b.	As Is Appraisal Value

of each Mortgage Loan, as shown on the Final Data File.

For each Whole Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	As Is Appraisal Value

of each Whole Loan, as shown on the Final Data File.

Attachment A Page 12 of 20

19. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date LTV and
b.	Whole Loan Stabilized Maturity Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV,

respectively, of each related Underlying Property.

20.	For each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

as shown on the Final Data File.

For each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth paragraph of this Item), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 20

20. (continued)

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	Lakeside Village at Oakbrook,
b.	The Park at Carlyle,
c.	The Park at Callington,
d.	Preston Hollow,
e.	Latitude at Richmond Hill,
f.	Life at Hairston Woods,
g.	Stonegate Apartments,
h.	Villas Del Lago Apartments,
i.	Wayne Gardens Apartments and Grandview Apartments,
j.	Greentree Village,
k.	Lakes at Epping Way and
l.	Lyndon Manor Apartments,

the Collateral Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NCF Reference Date DSCR and
b.	Whole Loan In-Place NCF Reference Date DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NCF Reference Date DSCR and
ii.	Whole Loan In-Place NCF Reference Date DSCR,

respectively, of each related Underlying Property.

Attachment A Page 14 of 20

21.	For each Mortgage Loan, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR” as the quotient of the:
a.	Appraisal Stabilized NCF and
b.	Total Senior Participation Exit Loan Annual Interest,

as shown on the Final Data File.

For each Whole Loan, we recalculated the “Whole Loan UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraisal Stabilized NCF and
b.	Whole Loan Exit Loan Annual Interest,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan UW NCF Exit Interest DSCR and
b.	Whole Loan UW NCF Exit Interest DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan UW NCF Exit Interest DSCR and
ii.	Whole Loan UW NCF Exit Interest DSCR,

respectively, of each related Underlying Property.

22.	Using the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield.”

Using the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
b.	Whole Loan In-Place NOI Reference Date Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
ii.	Whole Loan In-Place NOI Reference Date Debt Yield,

respectively, of each related Underlying Property.

Attachment A Page 15 of 20

23.	Using the quotient of the:
a.	Appraisal Stabilized NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Using the quotient of the:

a.	Appraisal Stabilized NOI and
b.	Whole Loan Maturity Date Balance

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
b.	Whole Loan Stabilized Maturity Date NOI Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
ii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,

respectively, of each related Underlying Property.

24.	Using the:
a.	Seasoning and
b.	Original Prepayment Terms

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 20

25.	Using the:
a.	Mortgage Loan Reference Date Balance and
b.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date

of the Mortgage Assets and Underlying Properties, as shown on the Final Data File, and the:

i.	Ramp value assumption of $124,113,200 (the “Assumed Ramp”) that was provided by the Collateral Manager, on behalf of the Issuer, and
ii.	Calculation methodologies that were provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraph of this Item,

we recalculated the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property as the quotient of the:

a.	Sum of the:
i.	Mortgage Loan Reference Date Balance and
ii.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date

for each Mortgage Asset, as shown on the Final Data File, and

b.	Sum of the:
i.	Aggregate “Mortgage Loan Reference Date Balance” for all Mortgage Assets, as shown on the Final Data File,
ii.	Aggregate “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” for all Mortgage Assets, as shown on the Final Data File, and
iii.	Assumed Ramp.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Collateral Manager, on behalf of the Issuer, that are described in this Item.

Attachment A Page 17 of 20

26.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item,

we recalculated the “Total / Weighted Average” information for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Appraisal Stabilized Occupancy %,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date,
x.	Mortgage Loan Maturity Date Balance,
xi.	Floating Spread,
xii.	Asset Term (Without Extension),
xiii.	Fully Extended Asset Term,
xiv.	Original IO Period without Extension,
xv.	Seasoning,
xvi.	Remaining Asset Term (Without Extension),
xvii.	Remaining Fully Extended Asset Term,
xviii.	Remaining IO Period without Extension,
xix.	Exit Constant,
xx.	Mortgage Loan As Is Reference Date LTV,
xxi.	Mortgage Loan Stabilized Maturity Date LTV,
xxii.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxiii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiv.	Whole Loan Original Funded Balance,
xxv.	Whole Loan Floating Spread,
xxvi.	Whole Loan Fully Funded Balance,
xxvii.	Whole Loan Reference Date Balance,
xxviii.	Whole Loan Non-Interest Bearing Amount as of Reference Date,
xxix.	Whole Loan Maturity Date Balance,
xxx.	Whole Loan As Is Reference Date LTV,
xxxi.	Whole Loan Stabilized Maturity Date LTV,
xxxii.	Whole Loan In-Place NCF Reference Date DSCR,
xxxiii.	Whole Loan UW NCF Exit Interest DSCR,
xxxiv.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxv.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxvi.	Total Senior Participation Original Funded Balance,
xxxvii.	Total Senior Participation Reference Date Balance,
xxxviii.	Total Senior Participation Maturity Date Balance,
xxxix.	Non-Trust Senior Participation Amount(s),

Attachment A Page 18 of 20

26. (continued)

xl.	Non-Trust Junior Participation Amount(s),
xli.	Sub Debt/Mezz/PE Amount and
xlii.	% of Finalization Date Balance (Includes Ramp)

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Assets, as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date,
f.	Mortgage Loan Maturity Date Balance,
g.	Whole Loan Original Funded Balance,
h.	Whole Loan Fully Funded Balance,
i.	Whole Loan Reference Date Balance,
j.	Whole Loan Non-Interest Bearing Amount as of Reference Date,
k.	Whole Loan Maturity Date Balance,
l.	Total Senior Participation Original Funded Balance,
m.	Total Senior Participation Reference Date Balance,
n.	Total Senior Participation Maturity Date Balance,
o.	Non-Trust Senior Participation Amount(s),
p.	Non-Trust Junior Participation Amount(s),
q.	Sub Debt/Mezz/PE Amount and
r.	% of Finalization Date Balance (Includes Ramp)

characteristics.

Attachment A Page 19 of 20

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Appraisal Stabilized Occupancy %,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period without Extension,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period without Extension,
k.	Mortgage Loan As Is Reference Date LTV,
l.	Mortgage Loan In-Place NCF Reference Date DSCR and
m.	Mortgage Loan In-Place NOI Reference Date Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.                     Exit Constant,

b.                     Mortgage Loan Stabilized Maturity Date LTV,

c.                     Mortgage Loan UW NCF Exit Interest DSCR and

d.                     Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan In-Place NCF Reference Date DSCR and
d.	Whole Loan In-Place NOI Reference Date Debt Yield

characteristics.

Attachment A Page 20 of 20

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.                   Whole Loan Stabilized Maturity Date LTV,

b.                   Whole Loan UW NCF Exit Interest DSCR and

c.                   Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• Windsor Dogwood	Mortgage Loan Original Funded Balance, Mortgage Loan Non-Interest Bearing Amount as of Origination, Mortgage Loan Non-Interest Bearing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Bearing Amount as of Origination, Whole Loan Non-Interest Bearing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Non-Interest Bearing Amount as of Origination,” “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Bearing Amount as of Origination,” “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using $10,050,000 for the Windsor Park and $1,750,000 for the Dogwood Park Underlying Properties, respectively. We performed no procedures to determine the accuracy, completeness or reasonableness of the two values listed above that were provided by the Collateral Manager, on behalf of the Issuer.

• Bedford Portfolio	Mortgage Loan Original Funded Balance, Mortgage Loan Non-Interest Bearing Amount as of Origination, Mortgage Loan Non-Interest Bearing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Bearing Amount as of Origination, Whole Loan Non-Interest Bearing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Non-Interest Bearing Amount as of Origination,” “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Bearing Amount as of Origination,” “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As Is Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document.

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• American Heritage Portfolio • Wayne Gardens Apartments and Grandview Apartments	Mortgage Loan Original Funded Balance, Mortgage Loan Non-Interest Bearing Amount as of Origination, Mortgage Loan Non-Interest Bearing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Bearing Amount as of Origination, Whole Loan Non-Interest Bearing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Non-Interest Bearing Amount as of Origination,” “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Bearing Amount as of Origination,” “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using the Whole Loan Fully Funded Balance allocations for the Underlying Properties that are stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Collateral Manager” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Mortgaged Property, Third Party and Underwriting Information: (see Notes 1, 5 and 15)

Characteristic	Source Document(s)
Property Address (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 3)	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 4)	Appraisal Report
USPAP Appraisal	Appraisal Report
FIRREA Appraisal	Appraisal Report
Appraisal Date (see Note 3)	Appraisal Report
As Is Appraisal Value (see Note 3)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 3)	Appraisal Report
Stabilized Appraisal Value (see Note 3)	Appraisal Report
Eng Report Date	Engineering Report
Env Report Type	Environmental Report
Env Report Date	Environmental Report
SF/ Units/ Pads/ Beds/ Rooms	Rent Roll or Appraisal Report
Net Rentable SF/ Units / Pads / Beds / Rooms	Rent Roll or Appraisal Report
Current Occupancy (see Note 6)	Rent Roll, Appraisal Report or Income Statement
Current Occupancy Date (as of) (see Notes 3 and 7)	Rent Roll, Appraisal Report or Income Statement
Single-Tenant	Rent Roll or Appraisal Report

Exhibit 2 to Attachment A Page 2 of 14

Mortgaged Property, Third Party and Underwriting Information: (continued)

Characteristic	Source Document(s)
Fourth Most Recent Actual Revenues	Cash Flow Summary
Fourth Most Recent Actual Expenses	Cash Flow Summary
Fourth Most Recent Actual NOI	Cash Flow Summary
Fourth Most Recent Actual NCF	Cash Flow Summary
Third Most Recent Actual Revenues	Cash Flow Summary
Third Most Recent Actual Expenses	Cash Flow Summary
Third Most Recent Actual NOI	Cash Flow Summary
Third Most Recent Actual NCF	Cash Flow Summary
Second Most Recent Actual Revenues	Cash Flow Summary
Second Most Recent Actual Expenses	Cash Flow Summary
Second Most Recent Actual NOI	Cash Flow Summary
Second Most Recent Actual NCF	Cash Flow Summary
In-Place Revenues	Cash Flow Summary
In-Place Expenses	Cash Flow Summary
In-Place NOI	Cash Flow Summary
In-Place Reserves	Cash Flow Summary
In-Place NCF	Cash Flow Summary
Underwritten Stabilized Revenues	Cash Flow Summary
Underwritten Stabilized Expenses	Cash Flow Summary
Underwritten Stabilized NOI	Cash Flow Summary
Underwritten Stabilized Reserves	Cash Flow Summary
Underwritten Stabilized NCF	Cash Flow Summary
Appraisal Stabilized Occupancy %	Cash Flow Summary
Appraisal Stabilized Revenues	Cash Flow Summary
Appraisal Stabilized Expenses	Cash Flow Summary
Appraisal Stabilized NOI	Cash Flow Summary
Appraisal Stabilized Revenues	Cash Flow Summary
Appraisal Stabilized NCF	Cash Flow Summary

Exhibit 2 to Attachment A Page 3 of 14

Reserve and Escrow Information: (see Note 15)

Characteristic	Source Document(s)
Original Interest Holdback	Funding Advice or Loan Agreement
Current Outstanding Interest Holdback	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Upfront Tax Reserve	Funding Advice
Upfront Insurance Reserves	Funding Advice
Upfront Renovation Reserves	Funding Advice, Loan Agreement
Upfront Engineering Reserves	Funding Advice or Loan Agreement
Upfront Replacement Reserves	Funding Advice or Loan Agreement
Upfront TI/LC Reserves	Funding Advice or Loan Agreement
Upfront Other 1 Reserves	Funding Advice or Loan Agreement
Upfront Other Reserve 1 Type	Funding Advice or Loan Agreement
Upfront Other 2 Reserves	Funding Advice or Loan Agreement
Upfront Other 3 Reserves	Funding Advice or Loan Agreement
Monthly Tax Reserve	Servicer Report, Funding Advice or Loan Agreement
Monthly Insurance Reserves	Servicer Report, Funding Advice or Loan Agreement
Monthly Replacement Reserves	Servicer Report or Loan Agreement
Monthly TI/LC Reserves	Servicer Report or Loan Agreement
Monthly Other Reserve 1	Servicer Report or Loan Agreement
Monthly Other Reserve 1 Type	Funding Advice or Loan Agreement
Monthly Other Reserve 2	Servicer Report or Loan Agreement
Monthly Other Reserve 3	Servicer Report or Loan Agreement
Current Tax Reserve Balance	Servicer Report
Current Insurance Reserve Balance	Servicer Report
Current Renovation Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Replacement Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current TI/LC Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current Other Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current Other Reserves Type	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement

Exhibit 2 to Attachment A Page 4 of 14

Mortgage Loan Information: (see Note 15)

Characteristic	Source Document(s)
Borrower (Entity)	Loan Agreement
Sponsor	Loan Agreement
Asset Origination Date	Loan Agreement
Whole Loan Non-Interest Bearing Amount as of Origination

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Non-Interest Bearing Amount as of Reference Date (see Note 8)

For all Whole Loans:

•         Arbor Non-Interest Bearing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Original Funded Balance (see Note 9)

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice or Title Policy

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Fully Funded Balance (see Note 9)

For all Whole Loans:

•         Loan Agreement, Loan Modification agreement, Funding Advice or Title Policy

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Non-Interest Bearing Amount as of Origination

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 5 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Mortgage Loan Non-Interest Bearing Amount as of Reference Date (see Note 8)

For all Mortgage Loans:

•         Arbor Non-Interest Bearing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Original Funded Balance (see Note 9)

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice, Participation Agreement or Title Policy

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Fully Funded Balance (see Note 9)

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice, Participation Agreement or Title Policy

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Total Senior Participation Original Funded Balance (see Note 9)

For all Total Senior Participations:

•         Loan Agreement, Loan Modification Agreement, Funding Advice or Participation Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Non-Trust Senior Participation Amount(s) (see Note 9)	Participation Agreement
Non-Trust Junior Participation Amount(s) (see Note 9)	Participation Agreement
First Payment Date (see Note 10)	Loan Agreement or Funding Advice
Payment Frequency	Loan Agreement
Maturity Date (see Note 10)	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Original Extension Option Description	Loan Agreement
Remaining Extension Options	Loan Agreement
Original Maturity Date Prior to Extension (even if in extension period)	Loan Agreement
Fully Extended Maturity Date (see Note 10)	Loan Agreement
Loan Currently In Extension? (Y/N)	Loan Agreement
First Extension Fee ($)	Loan Agreement
First Extension Description	Loan Agreement
Second Extension Fee ($)	Loan Agreement
Second Extension Description	Loan Agreement
Third Extension Fee ($)	Loan Agreement
Third Extension Description	Loan Agreement
Fourth Extension Description	Loan Agreement
Fifth Extension Description	Loan Agreement
1st Extension Term Amort Type	Loan Agreement
2nd Extension Term Amort Type	Loan Agreement
3rd Extension Term Amort Type	Loan Agreement
Extension Spread Increase	Loan Agreement
Spread Type	Loan Agreement
Whole Loan Floating Spread	Loan Agreement
Floating Spread (see Note 9)	Loan Agreement or Participation Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap (see Note 11)	Interest Rate Cap Agreement
LIBOR Floor	Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement
LIBOR Lookback Days	Loan Agreement
Interest Accrual Method (see Note 10)	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Amort Type	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Original IO Period without Extension	Loan Agreement
Remaining IO Period without Extension	Loan Agreement
Exit Fee (see Note 16)	Loan Agreement
Original Prepayment Terms (see Notes 12 and 13)	Loan Agreement
Recourse	Loan Agreement or Guaranty Agreement
Lockbox (see Note 14)	Loan Agreement
Ground Lease	Ground Lease
Ground Lease Maturity	Ground Lease
Ownership Interest (see Note 3)	Title Policy
Cash Trap	Loan Agreement
Property Manager (see Note 3)	Management Agreement or Loan Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Type	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Amount	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics for each Mortgage Loan and Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A Page 8 of 14

Notes: (continued)

3.	For the Mortgage Loans and Underlying Properties, as applicable, listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Preston Hollow	NAP	Property Type	Multifamily

Mission Springs Apartments	NAP	Property Type	Multifamily
		As Is Appraisal Value	$40,000,000
		Appraisal Date	4/8/2019
		Stabilized Appraisal Value	$46,170,000
		Appraisal Anticipated Stabilization Date	2/1/2021

Life at Hairston Woods	NAP	Property Type	Multifamily

Lakeside Village at Oakbrook	NAP	Current Occupancy Date (as of)	9/30/2019

Bedford Portfolio	NAP	Property Manager	Windsor Castle LLC

The Grand Reserve at Spring Hill	NAP	As Is Appraisal Value	$47,400,000
		Appraisal Date	7/30/2019

Lakes at Epping Way	NAP	Ownership Interest	Fee Simple

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Collateral Manager, on behalf of the Issuer.

Exhibit 2 to Attachment A Page 9 of 14

Notes: (continued)

4.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” for any Mortgaged Property (and corresponding Mortgage Loan) if either the "Current Renovation Reserves Balance” or “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” as shown on the Preliminary Data File, is greater than $0 and
b.	Use the year renovated (if any), as shown in the appraisal report Source Document, if the “Current Renovation Reserves Balance” or “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” as shown on the Preliminary Data File, is $0 or not applicable.

5.	For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics listed with cash flow summary as the Source Document for the Underlying Properties securing the Multiple Property Loans, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>.”

6.	For the purpose of comparing the “Current Occupancy” characteristic for each Mortgaged Property with the “Property Type” characteristic as “Multifamily,” as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

as shown on the rent roll Source Document.

7.	For the purpose of comparing the “Current Occupancy Date (as of)” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the last day of the month if the date, as shown in the rent roll Source Document, indicated only the month and year of the “Current Occupancy Date (as of).”

Exhibit 2 to Attachment A Page 10 of 14

Notes: (continued)

8.	The Arbor non-interest bearing amount schedule Source Document is a Microsoft Excel file labeled “Holdback Listing 10-7-19.xls” which was provided by the Collateral Manager, on behalf of the Issuer, and which shows the outstanding non-interest bearing amount, if applicable, as of:
a.	For any Mortgage Loan that has a first payment date, as shown in the applicable Source Document, on or prior to 1 October 2019, the Reference Date and
b.	For any other Mortgage Loan, the respective origination date of such Mortgage Loan, as shown in the applicable Source Document.

For the purpose of comparing the “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” characteristics for each Mortgage Loan included on the Arbor non-interest bearing amount schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the Arbor non-interest bearing amount schedule as the Source Document. For each Mortgage Loan that is not included on the Arbor non-interest bearing amount schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” characteristics.

9.	The Collateral Manager, on behalf of the Issuer, indicated that the Whole Loans listed in Table A2 each have one or more Non-Trust Senior Participations or Non-Trust Junior Participations, as applicable, that will not be assets of the Issuer as of the settlement date of the securitization transaction.

For each Whole Loan listed in Table A2, the applicable Source Document provided by the Collateral Manager, on behalf of the Issuer, listed in the “Source Document(s)” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”) which are listed in the “Participation Component” column of Table A2.

Exhibit 2 to Attachment A Page 11 of 14

Notes: (continued)

9. (continued)

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)	Participation Component(s)	Source Document(s)
Lakeside Village at Oakbrook	Mortgage Loan Non-Trust Senior Participation(s)	A-1 A-2	Participation Agreement

The Grand Reserve at Spring Hill	Mortgage Loan Non-Trust Senior Participation(s)	A-2 A-1	Participation Agreement
Preston Hollow	Mortgage Loan Non-Trust Senior Participation(s)	A-4 A-1, A-2, A-3, A-5	Participation Agreement

Wayne Gardens Apartments and Grandview Apartments	Mortgage Loan Non-Trust Senior Participation(s)	A-1 A-2	Participation Agreement

Lyndon Manor Apartments	Mortgage Loan Non-Trust Senior Participation(s)	A-1 A-2	Participation Agreement

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use the difference between:

a.	The original funded balance shown in the participation agreement Source Document for the “Participation Component(s)” listed in the “Participation Component(s)” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2 and
b.	The “Mortgage Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Mortgage Loan not listed in Table A2 (each, a “Non-Participated Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The original funded balance of the Mortgage Loan, as shown in the applicable Source Document, and
b.	The “Mortgage Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

Exhibit 2 to Attachment A Page 12 of 14

Notes: (continued)

9. (continued)

For the purpose of comparing the “Whole Loan Original Funded Balance” characteristic for each Whole Loan, the Collateral Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The original funded balance of the Whole Loan, as shown in the applicable Source Document, and
b.	The “Whole Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 for the participation rate, as described in the applicable Source Document(s), relating to the “Participation Component(s)” listed in the “Participation Component(S)” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 for the “Participation Component(s)” listed in the “Participation Component(s)” column of Table A2 that is associated with the “Non-Trust Senior Participation(s)” portion or “Non-Trust Junior Participation(s)” portion of each Whole Loan, respectively, as applicable, listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Non-Trust Senior Participation Amount(s),

as applicable, as shown on the Preliminary Data File, for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Non-Interest Bearing Amount as of Origination,

as applicable, as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

Exhibit 2 to Attachment A Page 13 of 14

Notes: (continued)

9. (continued)

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Non-Interest Bearing Amount as of Origination,

as applicable, as shown on the Preliminary Data File, for the “Whole Loan Fully Funded Balance” characteristic.

10.	For the purpose of comparing the “First Payment Date,” “Maturity Date,” “Fully Extended Maturity Date” and “Interest Accrual Method” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

11.	For the purpose of comparing the “LIBOR Cap” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” if there is not an interest rate cap agreement Source Document in the related loan file, even if another related Source Document referred to a rate cap.

12.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

13.	For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us not to consider any prepayment provisions relating to (i.) funds in a Capex/HD reserve or (ii.) a sale of the property, if the corresponding Source Document(s) described multiple prepayment provisions.

Exhibit 2 to Attachment A Page 14 of 14

Notes: (continued)

13. (continued)

The Collateral Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Original Prepayment Terms” characteristic.

14.	For the purpose of comparing the “Lockbox” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the applicable Source Document(s) do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the applicable Source Document(s) require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the applicable Source Document(s) which would require the borrower to send tenant direction letters on a future date if a trigger event occurs,

c.	Springing – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
d.	Hard – the applicable Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

15.	For the purpose of comparing the Compared Characteristics for the Identified Mortgage Loans, we did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property, Third Party and Underwriting Information Compared Characteristics for the Identified Mortgage Loans.

16.	Certain Source Document(s) related to certain Mortgage Loans describe the exit fee as (i.) a percentage or (ii.) a dollar amount under certain specified circumstances. For the purpose of comparing the “Exit Fee” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the percentage if both a percentage and a dollar amount exit fee were described in the corresponding Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Collateral Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Largest Tenant Name
Largest Tenant SqFt
Largest Tenant Exp Date
2nd Largest Tenant Name
2nd Largest Tenant SqFt
2nd Largest Tenant Exp Date
3rd Largest Tenant Name
3rd Largest Tenant SqFt
3rd Largest Tenant Exp Date
4th Largest Tenant Name
4th Largest Tenant SqFt
4th Largest Tenant Exp Date
5th Largest Tenant Name
5th Largest Tenant SqFt
5th Largest Tenant Exp Date
Fourth Most Recent As Of Date
Third Most Recent As Of Date
Second Most Recent As Of Date
In-Place NCF Date (as of)
First Extension Fee (%)
Second Extension Fee (%)
Third Extension Fee (%)
Fourth Extension Fee (%)
Fourth Extension Fee ($)
Fifth Extension Fee (%)
Fifth Extension Fee ($)
Extension Spread Increase Description
Libor Rounding Methodology
Time of Rounding (Before Spread, After Spread)
Rounding Direction
4th Extension Term Amort Type
5th Extension Term Amort Type
Tax Reserve Cap
Insurance Reserve Cap
Replacement Reserve Cap
TI/LC Reserve Cap
Upfront Other Reserve 2 Type
Upfront Other Reserve 3 Type

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Other Reserve 1 Cap
Other Reserve 2 Cap
Other Reserve 3 Cap
Monthly Other Reserve 2 Type
Monthly Other Reserve 3 Type
Non-Trust Participation (Y/N)
Exit Constant
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
No.

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.